Revenue, Deferred Revenue and Remaining Performance Obligations (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Customer Revenue by Type
The following table summarizes revenue recognized from performance obligations delivered to customers which relate to (i) subscription services which is recognized ratably over the term of the contract and (ii) initial subscription revenue representing content available for download which is recognized at a point in time, as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Ratable portion of subscription revenue	$100,084	$148,977	$68,948	$95,730
Subscription revenue allocated to downloadable content	20,491	25,909	11,719	17,170
Total	$120,575	$174,886	$80,667	$112,900

Schedule of Customer Revenue by Region
The following table summarizes the revenue by region based on the shipping address of customers who have contracted to use the Company’s platform (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
North America	$108,835	$154,131	$72,075	$96,420
International	11,740	20,755	8,592	16,480
Total	$120,575	$174,886	$80,667	$112,900

Schedule of Changes in Deferred Revenue
Contract liabilities consist of deferred revenue which represents contractual billings made in advance of performance under the contract. Changes in deferred revenue were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$83,676	$138,990	$138,990	$185,696
Plus: Additions to deferred revenue	175,636	221,671	100,897	149,151
Less: Recognition of revenue deferred in the prior year	(59,682)	(98,657)	(59,395)	(81,863)
Less: Recognition of revenue deferred in the current year	(60,640)	(76,308)	(21,226)	(31,037)
Ending balance	$138,990	$185,696	$159,266	$221,947

Schedule of Remaining Performance Obligations
Remaining performance obligations consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	June 30, 2021
			(unaudited)
Current	$98,777	$136,382	$167,417
Noncurrent	64,058	87,395	101,826
Total	$162,835	$223,777	$269,243

Schedule of Changes in Deferred Commissions
Changes in deferred commissions were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$19,080	$29,176	$29,176	$37,199
Plus: Additions to deferred commissions	22,375	22,161	9,958	14,386
Less: Recognition of deferred commissions	(12,279)	(14,238)	(6,805)	(8,735)
Plus: Foreign currency impacts on deferred commissions	—	100	(31)	(24)
Ending balance	$29,176	$37,199	$32,298	$42,826